Accrued Expenses and Other Payables (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of accrued expenses and other payables
Accrued wage		$ 17,821	$ 51,759
Accrued professional fees			121,346
Other		118,892	25,993
Total	$ 151,138	$ 136,713	$ 199,098